Associates and joint ventures accounted for using the equity method	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Associates and joint ventures accounted for using the equity method
31.	Associates and joint ventures accounted for using the equity method

The components of the carrying amount of investment in associates and joint ventures accounted for using the equity method as of March 31, 2018, and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Associates	4,303	3,669
Joint ventures	500	782

Total	4,803	4,451

The components of share of profit (loss) and total comprehensive income (loss) of associates and joint ventures accounted for using the equity method for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31,
	2017	2018	2019
Associates	(379)	(503)	(1,610)
Joint ventures	89	32	111

Total	(290)	(471)	(1,499)